Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Cash flows from operating activities:
Net income (loss)	$ (11,579)	$ 224,556	$ (307,949)	$ 152,167
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income from Trust Account		(526,855)	(1,349)	(696,180)
Changes in operating assets and liabilities:
Accounts payable	11,579
Prepaid expenses			(7,505)	(182,442)
Accrued expenses			43,871	(27,834)
Other payables			20,000	60,000
Notes payable			11,579
Net cash used in operating activities			(241,353)	(664,289)
Cash flows from investing activities:
Investment of cash in Trust Account			(116,725,000)
Net cash used in investing activities			(116,725,000)
Cash flows from financing activities:
Proceeds from issuance of Class B Ordinary Shares to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discount paid			112,725,000
Proceeds from sale of Private Placement units			5,280,750
Payment of Offering Costs			(303,020)
Payment of promissory note to related party			(22,197)
Payment of Accrued Expenses			(23,453)
Net cash provided by financing activities			117,682,080
Net change in cash			715,727	(664,289)
Cash at the beginning of the period				715,727
Cash at the end of the period		$ 51,438	715,727	51,438
Supplemental disclosure of non-cash financing activities:
Deferred underwriting fee payable			4,025,000	4,025,000
Value of Class A Ordinary Shares subject to redemption			$ 116,725,000	$ 117,422,529
Deferred offering costs included in Promissory Note to Related Party	123,253
Deferred offering costs paid by Sponsor for issuance of Class B Ordinary Shares	25,000
Accrued offering costs	$ 20,735